GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	¥ 85,988		¥ 84,541
Foreign currency translation adjustments	1,713		1,447
Goodwill impairment	(19,747)		0	¥ (229,914)
Balance at the end of the period	¥ 67,954	$ 9,787	85,988	84,541
Terminal growth rate (as a percent)	3.00%	3.00%
Minimum [Member]
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	16.00%	16.00%
Maximum [Member]
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	17.00%	17.00%
Tutoring [Member]
Changes in the carrying amount of goodwill by segment
Goodwill impairment	¥ (19,747)
Better Schools [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	52,251		51,424
Foreign currency translation adjustments	978		827
Goodwill impairment	(19,747)
Balance at the end of the period	33,482		52,251	51,424
Better Schools [Member] | Tutoring [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	27,026		26,609
Foreign currency translation adjustments	493		417
Goodwill impairment	(19,747)
Balance at the end of the period	7,772		27,026	26,609
Better Schools [Member] | K-12 Schools [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	25,225		24,815
Foreign currency translation adjustments	485		410
Goodwill impairment
Balance at the end of the period	25,710		25,225	24,815
Better Jobs [Member] | Career Enhancement [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period	33,737		33,117
Foreign currency translation adjustments	735		620
Goodwill impairment
Balance at the end of the period	¥ 34,472		¥ 33,737	¥ 33,117